Statutory Reserves - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011 Statutory Reserves	Dec. 31, 2010 Statutory Reserves	Dec. 31, 2011 Statutory Reserves General reserve fund	Dec. 31, 2010 Statutory Reserves General reserve fund	Dec. 31, 2012 PRC	Dec. 31, 2012 Minimum PRC	May 31, 2006 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong") Minimum
Statutory Accounting Practices [Line Items]
Required percentage of after tax profit to reserve						10.00%	10.00%
Required percentage of statutory reserve to registered capital					50.00%
Statutory Reserves Fund	4,456,000	100,436,000	4,456,000	100,436,000